SEWARD & KISSEL LLP
                              1200 G Street, N.W.
                                   Suite 350
                              Washington, DC 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184


                                                     August 5, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                 Re:      AllianceBernstein Cap Fund, Inc.
                          -AllianceBernstein Dynamic All Market Fund
                          File Nos. 2-29901 and 811-1716
                          ------------------------------------------

Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 101 under the Securities Act of 1933 and Amendment No. 80 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Cap Fund, Inc. We are making this filing for the purpose of registering a new portfolio, the AllianceBernstein Dynamic All Market Fund.

      Please direct any comments or questions to Kathleen K. Clarke or the undersigned at (202) 737-8833.

                                                     Sincerely,

                                                     /s/ Young Seo
                                                     -------------
                                                         Young Seo

Attachment

cc:   Kathleen K. Clarke





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